Deferred Offering Costs	12 Months Ended
Dec. 31, 2025
Deferred Offering Costs [Abstract]
DEFERRED OFFERING COSTS

9. DEFERRED OFFERING COSTS

Deferred offering costs are presented as non-current assets in the consolidated balance sheets and consist of costs directly attributable to the Company’s proposed initial public offering.

As of December 31, 2025, 2024 and 2023, deferred offering costs amounted to S$1,091,021 (approximately US$848,487), S$ Nil and S$ Nil, respectively.